Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table summarizes the total compensation paid to the Company's NEOs versus the performance of the Company for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020. In determining the “compensation actually paid” (“CAP”) to our NEOs, we are required to make various adjustments, as summarized below, to amounts that have been previously reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for stock compensation in this section differ from the methods required to be utilized in the SCT. The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the 2024, 2023, 2022, 2021 and 2020 calendar years, together with information concerning total shareholder return (“TSR”) and the Company’s reported Net Income, as well as an Actual Revenue measure (calculated as net interest income and non-interest income (including securities gains/losses)), which the Company believes represents its most important financial performance measure in evaluating pay-for-performance, other than TSR and Net Income, for the most recently completed fiscal year.

Year	SCT Total for John W. Kemper, CEO	Compensation Actually Paid to John W. Kemper, CEO (1)	Average SCT Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On		Net Income (In thousands)	Company Selected Measure - Actual Revenue (4) (In thousands)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
2024	$6,032,891	$8,296,206	$1,674,472	$2,058,855	$128.00	$130.95	$534,401	$1,663,622
2023	4,721,639	2,292,647	1,374,460	847,242	102.51	115.72	485,177	1,586,159
2022	5,316,890	5,621,498	1,579,538	1,656,782	121.89	116.18	500,020	1,509,226
2021	4,842,307	5,584,200	1,515,035	1,874,354	115.42	124.82	540,590	1,425,876
2020	3,662,396	3,524,001	1,413,242	1,249,382	103.49	91.34	353,885	1,346,746
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(1)    Compensation Actually Paid (CAP) amounts include total compensation per the Summary Compensation Table, less Grant Date Fair Value of Restricted Stock Awards (RSA) and SARs, less Change in Pension Value, plus service cost of the pension, plus the change in fair value of equity awards during the current year. For years 2024, 2023, 2022, 2021 and 2020, there was no service cost for the Pre-2005 CERP and the Qualified pension plan as the benefits were frozen for all five years. A reconciliation of the CAP is shown in the table below:

Year	SCT Total	Deduct: Change in Pension Value	Deduct: SCT Value of Stock Awards	Add: Change in Value of Stock Awards during FY (a)	Deduct: SCT Value of Option Awards	Add: Change in Value of Option Awards during FY (a)	Add: Dividends on Restricted Stock	Compensation Actually Paid
John W. Kemper, CEO
2024	$6,032,891	$—	$(2,290,550)	$3,788,741	$(599,980)	$1,202,493	$162,611	$8,296,206

Average Other NEOs (2)
2024	$1,674,472	$(4,272)	$(484,232)	$830,598	$—	$5,114	$37,175	$2,058,855
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(a) Calculation includes the fair value (computed as of each applicable measurement date in accordance with FASB ASC Topic 718 in a manner consistent with the original calculation of fair value for grant date purposes) of restricted stock awards (both Long-Term Restricted Stock and Current Year Restricted Stock) in the case of the “Change in Value of Stock Awards” column, and SARs in the case of the “Change in Value of Option Awards” column, calculated starting with fair value as of year-end for awards granted during the applicable year, then (i) adding aggregate changes (positive or negative) in such fair value from the prior year-end to current year-end for awards granted in previous years that remained unvested at year-end; (ii) adding aggregate changes (positive or negative) in such fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the applicable year and (iii) subtracting the aggregate fair value as of prior year end for any awards granted in prior years that are deemed to fail to meet applicable vesting conditions and expire during the year.
(2)    NEOs included in the Average Calculations are:
2024-2022: Messrs. Charles G. Kim, Kevin G. Barth, Robert S. Holmes and John K. Handy
2021: Messrs. Charles G. Kim, Kevin G. Barth, Robert S. Holmes and David W. Kemper
2020: Messrs. Charles G. Kim, David W. Kemper, Kevin G. Barth, and John K. Handy
(3)    Peer Group Total Shareholder Return using the KBW NASDAQ Regional Banking Index
(4)    Actual Revenue is selected as the most important performance measurement for the current year other than net income which is also presented in the table. Actual Revenue is calculated as net interest income and non-interest income (including securities gains/losses).

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	NEOs included in the Average Calculations are:
2024-2022: Messrs. Charles G. Kim, Kevin G. Barth, Robert S. Holmes and John K. Handy
2021: Messrs. Charles G. Kim, Kevin G. Barth, Robert S. Holmes and David W. Kemper
2020: Messrs. Charles G. Kim, David W. Kemper, Kevin G. Barth, and John K. Handy

Peer Group Issuers, Footnote	Peer Group Total Shareholder Return using the KBW NASDAQ Regional Banking Index
PEO Total Compensation Amount	$ 6,032,891	$ 4,721,639	$ 5,316,890	$ 4,842,307	$ 3,662,396
PEO Actually Paid Compensation Amount	8,296,206	2,292,647	5,621,498	5,584,200	3,524,001
Non-PEO NEO Average Total Compensation Amount	1,674,472	1,374,460	1,579,538	1,515,035	1,413,242
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,058,855	847,242	1,656,782	1,874,354	1,249,382
Compensation Actually Paid vs. Total Shareholder Return
The following charts demonstrate the relationship between actual compensation paid to John W. Kemper, the Company’s CEO, and average compensation paid to other NEOs and various performance measures of the Company for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.
Total compensation for the CEO and other NEOs, as disclosed in the Summary Compensation Table, is comprised of salaries and equity awards based on Company performance factors from the prior year. The CAP calculation for each year includes changes in fair market value adjustments on vesting and outstanding equity awards during the year. The CAP adjustment fluctuates due to the market conditions for the Company stock and also reflects Company performance in each of the years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to the performance of the Company for the fiscal year ended December 31, 2024.

Most Important Performance Measures for 2024	Description
Net Income	GAAP Net Income compared to target
Pre-provision Net Revenue	Pre-provision Net Revenue is net interest income plus non-interest income minus non-interest expense (excluding securities gains/losses) compared to target
Actual Revenue	Revenue is net interest income and non-interest income (including securities gains/losses) compared to target
Actual Return on Equity	ROE compared to peers
	In setting base salaries for the CEO and other NEOs, the Company considers market data comparisons to similar positions with peer banks in order to determine the appropriateness of the base salary levels. For cash bonuses and equity compensation awards, the Company considers Company's prior year performance measures including: actual net income as compared to target; actual pre-provision net revenue as compared to target; actual revenue as compared to target; and actual return on equity compared to peer banks. See the “Annual Cash Incentive Compensation” section of the Compensation Discussion and Analysis for further detail.
Total Shareholder Return Amount	$ 128.00	102.51	121.89	115.42	103.49
Peer Group Total Shareholder Return Amount	130.95	115.72	116.18	124.82	91.34
Net Income (Loss)	$ 534,401,000	$ 485,177,000	$ 500,020,000	$ 540,590,000	$ 353,885,000
Company Selected Measure Amount	1,663,622,000	1,586,159,000	1,509,226,000	1,425,876,000	1,346,746,000
PEO Name	Mr. John W. Kemper
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,290,550)
PEO | Change in Value of Stock Awards During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,788,741
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,980)
PEO | Change in Value of Option Awards during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,202,493
PEO | Dividends on Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,611
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,272)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(484,232)
Non-PEO NEO | Change in Value of Stock Awards During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	830,598
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Value of Option Awards during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,114
Non-PEO NEO | Dividends on Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 37,175